Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Issued Capital	Share-based Payment Reserve	(Deficit) Retained Earnings
Beginning balance at Dec. 31, 2016	$ 143,086	$ 212,698	$ 18,317	$ (87,929)
Beginning balance, shares at Dec. 31, 2016		35,562,847
Earnings (loss) and comprehensive income (loss) for the period	11,898			11,898
Equity settled share-based payments	892		892
Shares issued for cash equity financing	36,438	$ 36,438
Shares issued for cash equity financing, shares		8,062,000
Shares issued on exercise of warrants	4,141	$ 4,141
Shares issued on exercise of warrants, shares		1,000,000
Shares issued on exercise of share options	$ 130	$ 214	(84)
Shares issued on exercise of share options, shares	53,854	53,854
Ending balance at Dec. 31, 2017	$ 196,585	$ 253,491	19,125	(76,031)
Ending balance, shares at Dec. 31, 2017		44,678,701
Earnings (loss) and comprehensive income (loss) for the period	(14,044)			(14,044)
Shares, net of share issuance costs	69,518	$ 69,518
Shares, net of share issuance costs, shares		39,105,365
Share options	563		563
Shares issued to settle other financial liability	676	$ 676
Shares issued to settle other financial liability, shares		923,077
Equity settled share-based payments	926		926
Ending balance at Dec. 31, 2018	$ 254,224	$ 323,685	$ 20,614	$ (90,075)
Ending balance, shares at Dec. 31, 2018		84,707,143